Summary of Ageing of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 152,897	$ 113,933
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	153,482	114,795
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	117,618	66,191
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	27,235	35,060
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	8,524	11,649
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	105	1,895
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	585	862
Provision for Impairment [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1	1
Provision for Impairment [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	5	8
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	474	26
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 105	$ 827